Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,
	2024	2025	2026 and later	Total
	$	$	$	$
Convertible senior notes	4,528	4,528	265,542	274,598
Accounts payable and accrued liabilities	9,649	-	-	9,649
Obligations under office leases¹	586	309	219	1,114
Total	14,763	4,837	265,761	285,361

¹Include principal and interest/finance charges.